LEASE (Tables)	6 Months Ended
Mar. 31, 2025
LEASE
Schedule of weighted average remaining lease term and discount rate

	As of	As of
	March 31,	September 30,
	2025	2024
Operating Lease Assets:
Operating Lease right of use asset	$179,785	$—
Total operating lease assets	179,785	—
Operating lease obligations:
Current operating lease liabilities	101,814	—
Non-current operating lease liabilities	78,759	—
Total Lease liabilities	$180,573	$—

Remaining Lease Term Operating Lease	1.75 years	—
Discount rate	3.60%	—%

Schedule of lease liability maturities	Lease liability maturities as of September 30, are as follows:

Operating,
lease
2025	11,426
2026	175,067
Total minimum lease payments	$186,493
Less: Imputed interest	(5,920)
Total	$180,573